DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Land improvements, buildings and equipment, net	$ 19,528,550		$ 19,528,550		$ 21,043,068	$ 22,438,253
Land held for investment, principally unimproved	6,399,468		6,399,468		6,848,390	6,848,488
Long-lived assets held for sale	248,922		248,922		846,174	2,941,148
Prepaid expenses and other assets	385,392		385,392		468,828	483,434
Total assets of discontinued operations	166,682		166,682		166,682	11,002,270
Debt	14,351,513		14,351,513		16,880,416	27,113,120
Total liabilities of discontinued operations						1,010,384
Gain (Loss) from Disposal		82		82	82	(476,279)
Income from discontinued operations before income taxes	2,298	(173)	4,719	(3,212)	(66,722)	169,775	616,679
Jack In The Box
Total assets of discontinued operations						1,814,573
Total liabilities of discontinued operations						1,010,384
Revenues	0	0	0	10,971	10,971	133,335	132,984
Expenses	0	0	0	136	136	44,478	51,336
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	0	0
Interest Expense (calculated on debt related to property)	0	0	0	7,386	7,386	69,794	71,322
Gain (Loss) from Disposal	0	0	0	9,402	9,402	0	0
Jack Frost Mountain Ski Area
Revenues	0	0	0	5,097	5,097	163,143	158,639
Expenses	0	0	0	7,730	7,730	10,279	1,018
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	126,672	126,092
Interest Expense (calculated on debt related to property)	0	0	0	0	0	0	0
Gain (Loss) from Disposal	0	0	0	(4,803)	(4,803)	(387,000)	0
Big Boulder Ski Area
Revenues	0	0	0	5,097	5,097	89,119	84,614
Expenses	0	173	0	662	472	3,983	7,671
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	194,997	192,865
Interest Expense (calculated on debt related to property)	0	0	0	0	0	0	0
Gain (Loss) from Disposal	0	0	0	(4,517)	(4,517)	(115,000)	0
Maple Terrace
Total assets of discontinued operations	166,682		166,682		166,682	232,048
Total liabilities of discontinued operations					0	0
Revenues	3,750	0	11,250	5,750	5,750	18,000	18,000
Expenses	1,452	0	6,531	14,295	77,995	9,032	6,759
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	0	0
Interest Expense (calculated on debt related to property)	0	0	0	0	0	0	0
Gain (Loss) from Disposal	0	0	0	0	0	0	0
Applebees
Revenues					0	106,011	78,714
Expenses					0	4,665	5,342
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	0	0
Interest Expense (calculated on debt related to property)					0	42,992	31,781
Gain (Loss) from Disposal					0	25,721	0
Discontinued Operations
Revenues					26,915	509,608	472,951
Expenses					86,333	72,437	72,126
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	321,669	318,957
Interest Expense (calculated on debt related to property)					7,386	112,786	103,103
Gain (Loss) from Disposal					82	(476,279)	0
Income from discontinued operations before income taxes					(66,722)	169,775	616,679
Discontinued Operations
Land improvements, buildings and equipment, net	124,790		124,790		124,790	443,156
Land held for investment, principally unimproved	41,892		41,892		41,892	94,886
Long-lived assets held for sale						1,780,155
Net investment in direct financing leases						7,788,195
Prepaid expenses and other assets						895,878
Total assets of discontinued operations	166,682		166,682		166,682	11,002,270
Debt					0	1,010,384
Total liabilities of discontinued operations					0	1,010,384
Revenues	3,750	0	11,250	26,915
Expenses	1,452	173	6,531	22,823
Interest Expense (calculated on debt related to property)	0	0	0	7,386
Gain (Loss) from Disposal	0	0	0	82
Income from discontinued operations before income taxes	$ 2,298	$ (173)	$ 4,719	$ (3,212)